Business Combination - Schedule of business combination recognized identifiable non current assets acquired (Details) - ColdQuanta Inc dba Infleqtion [Member] $ in Thousands	Jan. 25, 2024 USD ($)
Business Combination Recognized Identifiable Non Current Assets Acquired [Line Items]
Property and equipment	$ 32
Other long-term assets	3
Non - Current assets	$ 35